SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Accounting Policies [Line Items]
Percentage of investment portfolio not to invest more in single security	5.00%
Right of use assets and lease liabilities	$ 29